Net gain or loss on financial instruments at fair value through profit or loss - Summary of gain or loss on financial instruments at fair value through profit or loss and financial instruments held for trading (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 1,512,430	₩ 488,486	₩ 238,502
Financial assets at FVTPL
Gains losses on financial instruments held for trading [Line Items]
Total	403,166	692,332	(227,352)
Securities
Gains losses on financial instruments held for trading [Line Items]
Total	395,644	698,106	(258,426)
Securities | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	701,955	889,250	294,667
Securities | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(306,311)	(191,144)	(553,093)
Loans
Gains losses on financial instruments held for trading [Line Items]
Total	15,087	3,775	21,786
Loans | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	16,825	6,064	24,005
Loans | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(1,738)	(2,289)	(2,219)
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total	(7,565)	(9,549)	9,288
Other financial assets | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	12,715	9,742	21,602
Other financial assets | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(20,280)	(19,291)	(12,314)
Derivatives (Held for trading)
Gains losses on financial instruments held for trading [Line Items]
Total	1,109,264	(203,846)	465,854
Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	36,466	(249,119)	1,590,709
Interest rates derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	2,981,638	4,741,233	5,216,543
Interest rates derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(2,945,172)	(4,990,352)	(3,625,834)
Currency derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	1,083,903	149,429	(1,111,400)
Currency derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	14,841,349	7,677,720	14,601,674
Currency derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(13,757,446)	(7,528,291)	(15,713,074)
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(11,106)	(104,131)	(13,491)
Equity derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	1,182,962	3,169,071	2,836,843
Equity derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(1,194,068)	(3,273,202)	(2,850,334)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	1	(25)	36
Other derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	27	14	49
Other derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(26)	(39)	(13)
Derivatives Held For Trading
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 1,512,430	₩ 488,486	₩ 238,502